Fair Value Measurements (Details) (USD $)	Dec. 31, 2012		Dec. 31, 2011
Marketable securities	$ 0		$ 150,793
Fair Value, Inputs, Level 1 [Member]
Marketable securities	0		150,793
Fair Value, Inputs, Level 2 [Member]
Marketable securities	0		0
Fair Value, Inputs, Level 3 [Member]
Marketable securities	7,877		0
Equity Securities [Member]
Marketable securities			85,900
Equity Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Marketable securities			85,900
Equity Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Marketable securities			0
Equity Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Marketable securities			0
Mutual Fund [Member]
Marketable securities			64,893
Mutual Fund [Member] | Fair Value, Inputs, Level 1 [Member]
Marketable securities			64,893
Mutual Fund [Member] | Fair Value, Inputs, Level 2 [Member]
Marketable securities			0
Mutual Fund [Member] | Fair Value, Inputs, Level 3 [Member]
Marketable securities			0
Interest Rate Swap [Member]
Marketable securities	7,877	[1]
Interest Rate Swap [Member] | Fair Value, Inputs, Level 1 [Member]
Marketable securities	0	[1]
Interest Rate Swap [Member] | Fair Value, Inputs, Level 2 [Member]
Marketable securities	0	[1]
Interest Rate Swap [Member] | Fair Value, Inputs, Level 3 [Member]
Marketable securities	$ 7,877	[1]

[1]	The aggregate intrinsic value represents the difference between the exercise price of the options and the value of the Company’s stock at the time of exercise or at the end of the year if unexercised.